Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Research and development costs	$ 17,598	$ 26,478
Compensation and benefits	9,359	10,181
Professional fees	3,738	3,745
Other liabilities	259	393
Total accrued expenses and other liabilities	$ 30,954	$ 40,797